Loans Payable (Global Diversified Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Global Diversified Holdings, Inc. [Member]
Loans Payable

NOTE 6 – LOANS PAYABLE

The Company had various loans outstanding at September 30, 2018 and December 31, 2017 – all were short-term in nature, with varying rates of interest and fees, and no set minimum monthly payments, as follows:

	September 30, 2018	December 31, 2017
Business Backer Credit Line	$0	$7,362
Deposits owed to GDM	80,250	0
Credit Line - BlueVine	55,007	60,147
Credit Line - Fundbox	8,077	8,077
Total loans payable`	$143,334	$75,586

NOTE 6 – LOANS PAYABLE

The Company had various loans outstanding at December 31, 2017 and 2016 – all were short-term in nature, with varying rates of interest and fees, and no set minimum monthly payments, as follows:

	2017	2016
Business Backer Credit Line	$7,362	$54,162
Credit Line - BlueVine	60,147	10,034
Credit Line - Fundbox	8,077	0
Total loans payable`	$75,586	$64,196